Business Segment and Geographical Information	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Business Segment and Geographical Information	Business Segment and Geographical Information
The Company is a CRO providing outsourced services on a global basis to pharmaceutical, biotechnology, medical device and government and public health organizations. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in the major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated "full-service" solution. The Company has expanded through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, the (‘CODM’) in accordance with ASC 280, Segment Reporting. The Company determined that the CODM was comprised of the Chief Executive Officer and the Chief Financial Officer.

The Company operates as one reportable segment, which is the provision of outsourced development services on a global basis to pharmaceutical, biotechnology, medical device and government and public health organizations.

Revenues are allocated to individual entities based on where the work is performed in accordance with the Company's global transfer pricing model. Revenues and income from operations in Ireland are a function of our global contracting model and the Group’s transfer pricing model.

ICON Ireland acts as the Group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the Group, its ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the Group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.

ICON Ireland remunerates other operating entities in the Group on the basis of an arm’s length return for the services they perform in each of their local territories. The arm’s length return for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The arm’s length return is reviewed annually to ensure that it is market appropriate.
The geographic split of revenue disclosed for each region outside Ireland is the arm’s length revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such, revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise revenues of the Group after deducting the arm’s length revenues attributable to the activities performed outside Ireland.

The geographical distribution of the Company’s segment measures for the three and six months ended June 30, 2024 and June 30, 2023 and as at June 30, 2024 and December 31, 2023 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	(in thousands)
Ireland	$702,858	$593,407	$1,355,543	$1,105,241
Rest of Europe	384,214	373,810	774,429	788,033
U.S.	792,370	848,019	1,601,855	1,692,423
Rest of World	240,717	205,015	478,718	413,132
Total	$2,120,159	$2,020,251	$4,210,545	$3,998,829

b) The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	(in thousands)
Ireland *	$108,381	$125,896	$245,111	$177,223
Rest of Europe	39,629	22,489	93,140	82,255
U.S.	62,656	55,744	139,555	143,833
Rest of World	19,191	5,355	37,548	22,962
Total	$229,857	$209,484	$515,354	$426,273
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger.

c) The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	June 30, 2024	December 31, 2023
	(in thousands)
Ireland	$206,141	$199,051
Rest of Europe	90,097	94,046
U.S.	152,706	159,245
Rest of World	54,682	49,175
Total	$503,626	$501,517